Accrued Expenses and Other Liabilities	12 Months Ended
Dec. 31, 2024
Accrued Expenses and Other Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES

NOTE 8 – ACCRUED EXPENSES AND OTHER LIABILITIES

	December 31,
(in thousands)	2024	2023

Vacation, convalescence and bonus accruals	$1,407	$889
Employees and payroll related	279	422
Short-term operating lease liabilities	235	346
Accrued expenses and other	925	2,344
	$2,846	$4,001